PROVISIONS (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
PROVISIONS
Balance at beginning	$ 35.4
Changes in other provisions [abstract]
Translation differences	(1.2)
Provisions made during the period	10.9
Provisions used during the period	(10.9)
Provisions reversed during the period	(0.6)
Balance at ending	33.6
Long-term provisions	5.4
Current provisions	28.2
Total	$ 33.6
Majority of warranty provisions	1 year
Product warranty
PROVISIONS
Balance at beginning	$ 24.2
Changes in other provisions [abstract]
Translation differences	(0.6)
Provisions made during the period	2.6
Provisions used during the period	(2.8)
Provisions reversed during the period	(0.6)
Balance at ending	22.8
Restructuring
PROVISIONS
Balance at beginning	2.2
Changes in other provisions [abstract]
Translation differences	0.0
Provisions made during the period	7.9
Provisions used during the period	(7.7)
Provisions reversed during the period	0.0
Balance at ending	2.4
Other
PROVISIONS
Balance at beginning	9.0
Changes in other provisions [abstract]
Translation differences	(0.6)
Provisions made during the period	0.4
Provisions used during the period	(0.4)
Provisions reversed during the period	0.0
Balance at ending	$ 8.4